Share-based Compensation - Summary of Weighted-Average Assumptions Used in Black-Scholes Option Pricing Model (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Expected term (in years)	5 years 7 months 6 days	5 years 6 months 21 days	6 years 14 days	6 years 7 days
Expected volatility	92.11%	75.11%	90.10%	72.76%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk free interest rate	4.28%	3.90%	3.82%	3.51%
Fair value of underlying ordinary shares	$ 0.87	$ 0.96	$ 0.99	$ 1.19